Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income (loss)	$ 84,158	$ (181,668)	$ (89,568)
Items not affecting cash:
Depreciation and amortization	181,823	200,732	183,191
Deferred income taxes	47,841	(7,567)	20,827
Fixed asset and other intangibles impairment loss		38,646
Goodwill impairment loss		97,643	272,006
Write-off of deferred financing fees		528
Loss on sale of discontinued operations			6,935
Excess tax benefit from share-based compensation	(1,465)	(215)	(9,144)
Non-cash compensation expense	11,554	12,209	12,370
(Gain) loss on non-monetary asset exchange	(493)	4,868
Provision for (recoveries of) bad debt expense	(159)	10,770	4,344
Loss on retirement of fixed assets	839	10,284	3,778
Provision for write-off of note receivable	1,926
Other	2,995	2,081	1,956
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(173,328)	155,303	(18,873)
Inventory	3,585	4,339	(8,653)
Prepaid expenses and other current assets	(1,095)	11,292	8,118
Accounts payable	25,831	(24,544)	(10,199)
Income taxes	34,093	(30,892)	(13,873)
Restricted cash	(17,000)
Accrued liabilities and other	13,097	(22,588)	(11,807)
Net cash provided by operating activities	214,202	281,221	351,408
Investing activities:
Business acquisitions, net of cash acquired	(33,721)		(180,154)
Additions to property, plant and equipment	(145,023)	(37,431)	(253,776)
Proceeds from sale of fixed assets	5,482	20,800	7,666
Proceeds from sale of disposal group			50,150
Other	(826)	(1,497)	2,016
Net cash used in investing activities	(174,088)	(18,128)	(374,098)
Financing activities:
Issuances of long-term debt		3,194	350,115
Repayments of long-term debt	(230)	(200,609)	(329,282)
Repayments of notes payable	(1,069)	(8,244)	(14,001)
Proceeds from issuances of common stock	8,082	496	12,014
Deferred financing fees		(2,911)
Treasury stock purchased	(1,431)	(132)
Excess tax benefit from share-based compensation	1,465	215	9,144
Net cash (used in) provided by financing activities	6,817	(207,991)	27,990
Effect of exchange rate changes on cash	434	(225)	1,165
Change in cash and cash equivalents	47,365	54,877	6,465
Cash and cash equivalents, beginning of period	71,770	16,893	10,428
Cash and cash equivalents, end of period	119,135	71,770	16,893
Supplemental cash flow information:
Cash paid for interest, net of capitalized interest	54,301	52,686	58,812
Cash paid (refund received) for taxes	(31,067)	(25,414)	71,365
Significant non-cash investing and financing activities:
Non-cash capital expenditures	25,952	1,056
Note issued to finance insurance premiums		7,960
Common stock issued for acquisitions			9,079
Assets received as proceeds from sale of disposal group			7,987
Debt acquired in acquisition			$ 429